Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

Note 9. Other Current Liabilities

Other current liabilities consisted of the following at December 31:

in thousands	2012	2011
Compensation, commissions and related benefits	$16,849	$7,197
Taxes	8,343	1,385
Accrued expenses	5,227	304
Prepayments from customers	2,203	-
Reserve for warranty expenses	1,219	1,543
Forward contracts (see note 3)	1,036	-
Royalties	894	-
Other	4,408	398
	$40,179	$10,827

A summary of warranty activity for the years ended December 31, 2012 and 2011 is as follows:

in thousands	2012	2011
Beginning balance	$1,543	$1,204
Accruals for warranties issued during the period	1,139	2,249
Warranty costs incurred during the period	(1,463)	(1,910)
Ending balance	$1,219	$1,543